Income Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of effective income tax rate reconciliation [Abstract]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	30.80%	25.50%	26.90%
Changes in valuation allowances	(1.90%)	(18.40%)	1.10%
Overprovision of profits tax in prior year	(0.90%)	(1.10%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	6.30%	5.70%	1.80%
Tax effect of tax losses not recognized	(4.40%)	2.00%	0.10%
Tax effect of changes in tax rate	(3.70%)
Utilization of tax losses previously not recognized	(3.70%)	(6.80%)	(11.60%)
Others	(21.20%)	0.90%	(11.50%)
Effective tax rate	17.80%	24.30%	23.30%